PIMCO Funds

Supplement dated October 5, 2022 to the Statement of Additional Information (the “SAI”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Moderate Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each, a “Fund” and together, the “Funds”)

Effective October 3, 2022, the PIMCO Low Duration Fund’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons.

Effective October 3, 2022, the PIMCO Low Duration Fund II’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil and Jerome Schneider.

Effective October 3, 2022, the PIMCO Low Duration ESG Fund’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider and Jelle Brons.

Effective October 3, 2022, the PIMCO Moderate Duration Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil, Daniel Hyman and Jerome Schneider.

Effective October 3, 2022, the PIMCO Total Return Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal.

Effective October 3, 2022, the PIMCO Total Return Fund II’s portfolio is jointly and primarily managed by Mark Kiesel, Mike Cudzil and Mohit Mittal.

Effective October 3, 2022, the PIMCO Total Return Fund IV’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal.

Effective October 3, 2022, the PIMCO Total Return ESG Fund’s portfolio is jointly and primarily managed by Mark Kiesel, Qi Wang, Mohit Mittal and Jelle Brons.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Wang[57]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	9	$2,538.93	7	$2,538.90
Other Accounts	1	$607.65	0	$0.00

[57]

Effective October 3, 2022, Ms. Wang co-manages the PIMCO Total Return Fund ($64,952.7 million), PIMCO Total Return Fund IV ($330.2 million) and the PIMCO Total Return ESG Fund ($2,501.2 million). Information for Ms. Wang is as of August 31, 2022.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Wang[1]	PIMCO Total Return Fund	None
	PIMCO Total Return Fund IV	None
	PIMCO Total Return ESG Fund	None

[1]	Effective October 3, 2022, Ms. Wang co-manages the PIMCO Total Return Fund, PIMCO Total Return Fund IV and the PIMCO Total Return ESG Fund. Information for Ms. Wang is as of August 31, 2022.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_100522